Loans (Tables)	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
Classification Of Loans By Class [Table Text Block]

(In thousands)	December 31, 2013	December 31, 2012
SBA loans held for investment	$48,918	$58,593
SBA 504 loans	31,564	41,438
Commercial loans
Commercial other	37,611	24,043
Commercial real estate	317,471	264,439
Commercial real estate construction	8,258	13,082
Residential mortgage loans
Residential mortgages	175,984	125,232
Purchased residential mortgages	6,083	6,862
Consumer loans
Home equity	43,704	45,152
Consumer other	2,435	1,258
Total loans held for investment	$672,028	$580,099
SBA loans held for sale	6,673	6,937
Total loans	$678,701	$587,036

Loan Portfolio By Class According To Their Credit Quality Indicators [Table Text Block]

The tables below detail the Company’s loan portfolio by class according to their credit quality indicators discussed in the paragraphs above as of December 31, 2013:

	December 31, 2013
	SBA, SBA 504 & Commercial loans - Internal risk ratings
(In thousands)	Pass	Special mention	Substandard	Total
SBA loans held for investment	$43,778	$2,035	$3,105	$48,918
SBA 504 loans	20,641	9,595	1,328	31,564
Commercial loans
Commercial other	34,946	1,499	1,166	37,611
Commercial real estate	289,220	21,137	7,114	317,471
Commercial real estate construction	8,081	-	177	8,258
Total commercial loans	332,247	22,636	8,457	363,340
Total SBA, SBA 504 and commercial loans	$396,666	$34,266	$12,890	$443,822

	Residential mortgage & Consumer loans - Performing/Nonperforming
(In thousands)		Performing	Nonperforming	Total
Residential mortgage loans
Residential mortgages		$173,085	$2,899	$175,984
Purchased residential mortgages		3,255	2,828	6,083
Total residential mortgage loans		176,340	5,727	182,067
Consumer loans
Home equity		42,029	1,675	43,704
Consumer other		2,430	5	2,435
Total consumer loans		44,459	1,680	46,139
Total residential mortgage and consumer loans		$220,799	$7,407	$228,206

The tables below detail the Company’s loan portfolio by class according to their credit quality indicators discussed in the paragraphs above as of December 31, 2012:

	December 31, 2012
	SBA, SBA 504 & Commercial loans - Internal risk ratings
(In thousands)	Pass	Special mention	Substandard	Total
SBA loans held for investment	$51,754	$2,328	$4,511	$58,593
SBA 504 loans	28,726	5,860	6,852	41,438
Commercial loans
Commercial other	20,337	1,519	2,187	24,043
Commercial real estate	229,516	30,334	4,589	264,439
Commercial real estate construction	12,880	202	-	13,082
Total commercial loans	262,733	32,055	6,776	301,564
Total SBA, SBA 504 and commercial loans	$343,213	$40,243	$18,139	$401,595

	Residential mortgage & Consumer loans - Performing/Nonperforming
(In thousands)		Performing	Nonperforming	Total
Residential mortgage loans
Residential mortgages		$122,711	$2,521	$125,232
Purchased residential mortgages		3,872	2,990	6,862
Total residential mortgage loans		126,583	5,511	132,094
Consumer loans
Home equity		44,844	308	45,152
Consumer other		1,249	9	1,258
Total consumer loans		46,093	317	46,410
Total residential mortgage and consumer loans		$172,676	$5,828	$178,504

Aging Analysis Of Past Due And Nonaccrual Loans By Loan Class [Table Text Block]

	December 31, 2013
(In thousands)	30-59 days past due	60-89 days past due	90+ days and still accruing	Nonaccrual (1)	Total past due	Current	Total loans
SBA loans held for investment	$4,314	$264	$-	$2,746	$7,324	$41,594	$48,918
SBA 504 loans	-	-	-	1,101	1,101	30,463	31,564
Commercial loans
Commercial other	123	-	-	67	190	37,421	37,611
Commercial real estate	347	190	14	3,785	4,336	313,135	317,471
Commercial real estate construction	-	-	-	177	177	8,081	8,258
Residential mortgage loans
Residential mortgages	2,514	-	-	2,899	5,413	170,571	175,984
Purchased residential mortgages	536	-	5	2,828	3,369	2,714	6,083
Consumer loans
Home equity	142	69	-	1,675	1,886	41,818	43,704
Consumer other	9	1	-	5	15	2,420	2,435
Total loans held for investment	$7,985	$524	$19	$15,283	$23,811	$648,217	$672,028
SBA loans held for sale	65	-	-	-	65	6,608	6,673
Total loans	$8,050	$524	$19	$15,283	$23,876	$654,825	$678,701
(1)

At December 31, 2013, nonaccrual loans included $467 thousand of TDRs and $540 thousand of loans guaranteed by the SBA.  The remaining $7.5 million of TDRs are in accrual status because they are performing in accordance with their restructured terms, and have been for at least six months.

	December 31, 2012
(In thousands)	30-59 days past due	60-89 days past due	90+ days and still accruing	Nonaccrual (1)	Total past due	Current	Total loans
SBA loans held for investment	$1,912	$296	$-	$4,633	$6,841	$51,752	$58,593
SBA 504 loans	5,037	-	-	2,562	7,599	33,839	41,438
Commercial loans
Commercial other	-	-	109	1,122	1,231	22,812	24,043
Commercial real estate	3,763	-	-	3,323	7,086	257,353	264,439
Commercial real estate construction	-	202	-	-	202	12,880	13,082
Residential mortgage loans
Residential mortgages	2,651	1,878	-	2,521	7,050	118,182	125,232
Purchased residential mortgages	134	78	-	2,990	3,202	3,660	6,862
Consumer loans
Home equity	833	-	-	308	1,141	44,011	45,152
Consumer other	-	-	-	9	9	1,249	1,258
Total loans held for investment	$14,330	$2,454	$109	$17,468	$34,361	$545,738	$580,099
SBA loans held for sale	-	-	-	-	-	6,937	6,937
Total loans	$14,330	$2,454	$109	$17,468	$34,361	$552,675	$587,036
(1)

At December 31, 2012, nonaccrual loans included $1.1 million of TDRs and $1.8 million of loans guaranteed by the SBA.  The remaining $13.6 million of TDRs are in accrual status because they are performing in accordance with their restructured terms, and have been for at least six months.

Impaired Loans With The Associated Allowance Amount [Table Text Block]

	December 31, 2013
(In thousands)	Unpaid principal balance	Recorded investment	Specific reserves
With no related allowance:
SBA loans held for investment (1)	$1,123	$835	$-
SBA 504 loans	2,251	2,251	-
Commercial loans
Commercial other	56	55	-
Commercial real estate	6,116	5,969	-
Total commercial loans	6,172	6,024	-
Total impaired loans with no related allowance	9,546	9,110	-

With an allowance:
SBA loans held for investment (1)	2,282	1,905	831
SBA 504 loans	1,277	677	29
Commercial loans
Commercial other	24	12	12
Commercial real estate	3,557	2,907	230
Commercial real estate construction	202	177	36
Total commercial loans	3,783	3,096	278
Total impaired loans with a related allowance	7,342	5,678	1,138

Total individually evaluated impaired loans:
SBA loans held for investment (1)	3,405	2,740	831
SBA 504 loans	3,528	2,928	29
Commercial loans
Commercial other	80	67	12
Commercial real estate	9,673	8,876	230
Commercial real estate construction	202	177	36
Total commercial loans	9,955	9,120	278
Total individually evaluated impaired loans	$16,888	$14,788	$1,138
(1)	Balances are reduced by amount guaranteed by the SBA of $540 thousand at December 31, 2013.

	December 31, 2012
(In thousands)	Unpaid principal balance	Recorded investment	Specific reserves
With no related allowance:
SBA loans held for investment (1)	$1,352	$866	$-
SBA 504 loans	5,812	5,555	-
Commercial loans
Commercial other	2,032	2,033	-
Commercial real estate	5,220	4,752	-
Total commercial loans	7,252	6,785	-
Total impaired loans with no related allowance	14,416	13,206	-

With an allowance:
SBA loans held for investment (1)	3,355	2,846	1,159
SBA 504 loans	1,297	1,297	217
Commercial loans
Commercial other	126	38	38
Commercial real estate	6,014	5,979	587
Total commercial loans	6,140	6,017	625
Total impaired loans with a related allowance	10,792	10,160	2,001

Total individually evaluated impaired loans:
SBA loans held for investment (1)	4,707	3,712	1,159
SBA 504 loans	7,109	6,852	217
Commercial loans
Commercial other	2,158	2,071	38
Commercial real estate	11,234	10,731	587
Total commercial loans	13,392	12,802	625
Total individually evaluated impaired loans	$25,208	$23,366	$2,001

Balances are reduced by amount guaranteed by the SBA of $1.8 million at December 31, 2012.

Average Recorded Investments In Impaired Loans And The Related Amount Of Interest Recognized [TableText Block]

	For the years ended December 31,
	2013		2012
(In thousands)	Average recorded investment	Interest income recognized on impaired loans	Average recorded investment	Interest income recognized on impaired loans
SBA loans held for investment (1)	$3,244	$197	$4,161	$212
SBA 504 loans	5,066	173	6,184	278
Commercial loans
Commercial other	1,461	100	3,201	53
Commercial real estate	9,751	324	17,909	462
Commercial real estate construction	171	-	133	-
Residential mortgage loans
Residential mortgages	2,757	-	2,070	-
Residential construction	-	-	904	-
Purchased residential mortgages	1,927	-	2,655	-
Consumer loans
Home equity	970	16	292	-
Consumer other	1	-	8	-
Total	$25,348	$810	$37,517	$1,005
(1)	Balances are reduced by the average amount guaranteed by the SBA of $953 thousand and $667 thousand for years ended December 31, 2013 and 2012, respectively.

Troubled Debt Restructurings Loans Modified [Table Text Block]

The following table details loans modified during the years ended December 31, 2013 and 2012, including the number of modifications, the recorded investment at the time of the modification and the year-to-date impact to interest income as a result of the modification.

	For the years ended December 31,
	2013			2012
(In thousands, except number of contracts)	Number of contracts	Recorded investment at time of modification	Impact of interest rate change on income	Number of contracts	Recorded investment at time of modification	Impact of interest rate change on income
SBA loans held for investment	1	$65	$-	-	$-	$-
Commercial real estate	1	2,684	50	3	1,856	11
Total	2	$2,749	$50	3	$1,856	$11

In addition, there were no qualifying subsequent defaults to TDRs in 2013.  In 2012, there was one commercial real estate loan with outstanding principal of $961 thousand modified as a TDR within the previous 12 months where a concession was made and the loan subsequently defaulted at some point during the year ended December 31, 2012.  In this case, subsequent default is defined as 90 days past due or transferred to nonaccrual status.

Troubled Debt Restructurings Types Of Modifications [TableText Block]

The following tables show the types of modifications done during the years ended December 31, 2013 and 2012, with the respective loan balances as of those period ends:

	For the year ended December 31, 2013
(In thousands)	SBA	Commercial real estate	Total
Type of modification:
Interest only with reduced interest rate	$-	$2,684	$2,684
Interest only with nominal principal	65	-	65
Total TDRs	$65	$2,684	$2,749

	For the year ended December 31, 2012
(In thousands)	Commercial real estate	Total
Type of modification:
Interest only	$1,890	$1,890
Total TDRs	$1,890	$1,890

Schedule of Servicing Assets

	For the years ended December 31,
(In thousands)	2013	2012
Balance, beginning of year	$396	$418
Servicing assets capitalized	187	155
Amortization of expense	(146)	(177)
Provision for loss in fair value	-	-
Balance, end of year	$437	$396

Schedule of Related Party Transactions

	For the years ended December 31,
(In thousands)	2013	2012
Balance, beginning of year	$14,605	$15,585
New loans	4,521	537
Loan repayments	(799)	(1,517)
Balance, end of year	$18,327	$14,605